Annual Fund Operating Expenses	Jun. 24, 2026
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	1.15%
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.01%
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.19%
Monarch ProCap Index ETF | Monarch ProCap Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.06%	[2]
Expenses (as a percentage of Assets)	1.03%
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.34%	[3]
Expenses (as a percentage of Assets)	1.42%
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.10%
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.38%	[4]
Expenses (as a percentage of Assets)	1.41%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.